Subsequent Events		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Subsequent Events
Note 7—Subsequent Events
Shares and the associated amounts have been retroactively restated to reflect the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021.
Shares and the associated amounts have been retroactively restated to reflect the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends.
Subsequent to December 31, 2020, the Company borrowed $125,000 under the Note.
Management has evaluated subsequent events to determine if events or transactions occurring through March 3, 2021, the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 10 — Subsequent Events

On October 6, 2021, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Supernova, Supernova Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Supernova (“First Merger Sub”), Supernova Romeo Merger Sub, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Supernova (“Second Merger Sub”), and Rigetti Holdings, Inc., a Delaware corporation (“Rigetti”).
Pursuant to the Merger Agreement, Supernova will become a Delaware corporation (the “Domestication”) and the parties will enter into a business combination transaction by which (i) First Merger Sub will merge with and into Rigetti, with Rigetti being the surviving entity in the merger (the “First Merger”), and (ii) immediately following the First Merger, Rigetti will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions” and the closing of the Transactions, the “Closing”). In connection with the Closing, Supernova will change its name to “Rigetti Computing, Inc.”
The value of the aggregate equity consideration to be paid to Rigetti’s stockholders and optionholders in the Transactions will be equal to (i) $1,041,000,000 plus (ii) the aggregate exercise price of in the money Rigetti Warrants (as defined below) and Rigetti Options (as defined below), in each case, outstanding prior to the effective time of the First Merger (the “Aggregate Equity Value”). At the Closing, each share of common stock and preferred stock of Rigetti that is issued and outstanding immediately prior to the effective time of the First Merger (other than “Excluded Shares”, as defined in the Merger Agreement) will be cancelled and converted into the right to receive a number of shares of New Rigetti Common Stock equal to an exchange ratio (the “Exchange Ratio”) determined by dividing (a) the Aggregate Equity Value by (b) the “Aggregate Fully Diluted Company Common Stock” (as defined in the Merger Agreement), and then dividing that quotient by $10.00.
At the Closing and as set forth in the Merger Agreement, (i) each warrant to purchase Rigetti common stock (“Rigetti Warrants”) will be converted into a warrant to purchase shares of New Rigetti Common Stock, (ii) each option to purchase Rigetti common stock (“Rigetti Options”), whether vested or unvested, will be assumed and converted into an option to purchase a number of shares of New Rigetti Common Stock, (iii) each restricted share of Rigetti common stock will be exchanged for shares of New Rigetti Common Stock subject to the same terms and conditions as were applicable to such restricted shares and (iv) each restricted stock unit award of Rigetti will be converted into the right to receive restricted stock units based on shares of New Rigetti Common Stock.
In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (the “Initial PIPE Investors”) pursuant to which the Initial PIPE Investors have committed to purchase in a private placement
 10,251,000
 shares of New Rigetti Common Stock (the “Initial PIPE Shares”) at a purchase price of

$10.00

per share and an aggregate purchase price of
$102.51
million. On December 23, 2021, the Company entered into subscription agreements with two “accredited investors” (as such term is defined in Rule 501 of Regulation D) (the “Subsequent PIPE Investors”, and together with the Initial PIPE Investors, the “PIPE Investors”) pursuant to which the Subsequent PIPE Investors have committed to purchase in a private placement an aggregate of 4,390,244 shares of New Rigetti Common Stock (the “Subsequent PIPE Shares,” and together with the Initial PIPE Shares, the “PIPE Shares”) at a price of $10.25 per share, for aggregate gross proceeds of $45,000,000 (the “Subsequent PIPE Financing, and together with the Initial PIPE Financing, the “PIPE Financing”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Transactions and will be consummated concurrently with the Closing. The shares of common stock to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act and will be issued in reliance on the availability of an exemption from such registration. The PIPE Subscription Agreements further provide that the Company will use commercially reasonable efforts to file a registration statement to register the resale of the PIPE Shares within fifteen (15) business days after the Closing.
In addition, in connection with the execution of the Merger Agreement, Supernova entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor, Rigetti and Supernova’s directors and officers. Pursuant to the Sponsor Support Agreement, the Sponsor and Supernova’s directors and officers have, among other things, agreed to vote all of their Supernova ordinary shares in favor of the approval of the Transactions. In addition, the Sponsor has agreed that (i) 2,479,000 shares of Class B common stock issued in connection with the IPO (the “Sponsor Shares”) will be unvested and subject to forfeiture as of the Closing and will only vest if, during the five year period following the Closing, the volume weighted average price of Supernova’s common stock equals or exceeds $12.50 for any twenty trading days within a period of thirty consecutive trading days, and (ii) up to an additional 1,000,000 Sponsor Shares will be unvested and subject to forfeiture as of the Closing based on the level of redemptions of Supernova Class A Ordinary Shares by holders thereof in connection with the transactions contemplated by the Merger Agreement (calculated in the manner set forth in the Sponsor Support Agreement), and any such additional Sponsor Shares will only vest if, during the five year period following the Closing, the volume weighted average price of Supernova’s common stock equals or exceeds $15.00 for any twenty trading days within a period of thirty consecutive trading days. Any Sponsor Shares that remain unvested after the fifth anniversary of the Closing will be forfeited. The Sponsor Support Agreement will terminate upon the termination of the Merger Agreement if the Closing does not occur.
The consummation of the Transactions is subject to customary closing conditions, including, among others: (i) approval by Supernova’s and Rigetti’s respective stockholders, (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the obtaining of any consents required under antitrust laws in the jurisdictions specified on a schedule, (iii) no law or order enjoining or prohibiting
 the consummation of the Transactions being in force, (iv) Supernova having at least $5,000,001 of net tangible assets as
of the Closing, (v) receipt of approval for listing on the New York Stock Exchange of the shares of New Rigetti Common Stock to
be issued in connection with the Transactions, (vi) completion of the Domestication, (vii) the effectiveness of the registration statement on Form S-4, (viii) the accuracy of the parties’ respective representations and warranties (subject to specified materiality thresholds) and the material performance of the parties’ respective covenants and other obligations, (ix) no material adverse effect on Rigetti having occurred since signing that is continuing at Closing and (x) solely as relates to Rigetti’s obligation to consummate the Transaction, Supernova having at least $165,000,000 of available cash at the Closing. For full details and the filed agreements, refer to the 8-K announcing the Merger Agreement filed with the SEC on October 6, 2021.
Management has evaluated subsequent events and transactions that occurred through the date condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Rigetti Holdings, Inc.
Subsequent Events
11.	SUBSEQUENT EVENTS
The Company evaluated subsequent events through December 20, 2021, the date of these condensed consolidated financial statements were available for issuance, for events requiring recording or disclosure in the condensed consolidated financial statements for the nine-month ended October 31, 2021. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

16.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events occurring between the most recent balance sheet date and June 23, 2021, the date through which these financial statements were available to be issued.
Debt Financing
– In March 2021, the Company entered into an agreement with a Venture Capital institution to secure a debt commitment of $12.0 million. The term loan is collateralized by substantially all of the company’s assets. The terms of the agreement include a warrant issuance of 398,040 shares and limited equity participation rights to the debt holders. The debt agreement does not include any financial covenants and is repayable over a period of 48 months from the draw down. The Company drew all of the $12.0 million in March 2021.
In May 2021, the debt agreement was modified to increase the overall debt commitment to $27.0 million, the total warrant issuance to 995,099 shares and modifications of other terms. The Company drew an additional $8.0 million of the total debt commitment of $27.0 million.